Non-Controlling Interests - Financial Position of Non-Controlling Interests (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Current assets	$ 1,336	$ 1,773
Current liabilities	(1,830)	(2,569)
Total equity	1,465	1,843	$ 1,664
Non-controlling interests (Note 12)	66	97
TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Current assets	49	47
Long-term assets	56	130
Current liabilities	(35)	(48)
Long-term liabilities	(36)	(32)
Total equity	(34)	(97)
Non-controlling interests (Note 12)	$ (15)	$ (46)
Non-controlling interest share (per cent)	49.99%	49.99%
Kent Hills Wind L.P.
Disclosure of subsidiaries [line items]
Current assets	$ 12	$ 33
Long-term assets	466	463
Current liabilities	(18)	(26)
Long-term liabilities	(160)	(174)
Total equity	(300)	(296)
Non-controlling interests (Note 12)	$ (51)	$ (51)
Non-controlling interest share (per cent)	17.00%	17.00%